Condensed Consolidated Statements of Income/(Loss) And Comprehensive Income/(Loss) (Unaudited) - USD ($)		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Revenues		$ 1,208,288	$ 1,027,674
Revenues generated from third parties		1,191,808	1,011,285
Revenue generated from related parties		16,480	16,389
Cost of revenues		(1,118,604)	(703,717)
Gross profit		89,684	323,957
Operating expenses:
Selling and marketing		(272,166)	(396,810)
General and administrative		(967,964)	(2,818,674)
Total operating expenses		(1,240,130)	(3,215,484)
Operating Loss		(1,150,446)	(2,891,527)
Other income (expenses):
Interest income (expense), net		(384,286)	69
Other income, net		40,123	125,414
Total other income (expenses), net		(344,163)	125,483
Income (Loss) before income taxes		(1,494,609)	(2,766,044)
Income tax provision			(325,780)
Net loss		(1,494,609)	(3,091,824)
Other comprehensive income (loss):
Foreign currency translation adjustment		(1,735,537)	231,034
Comprehensive loss		$ (3,230,146)	$ (2,860,790)
Basic and diluted (in Dollars per share)		$ (0.584)	$ (3.977)
Basic and diluted (in Shares)	[1]	2,557,902	777,465

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022.